Inventories (Tables)	6 Months Ended
Jun. 30, 2025
Inventory Disclosure [Abstract]
Schedule of Inventories	The amounts in the accompanying unaudited interim Consolidated Balance Sheets are analyzed as follows:
	December 31,	June 30,
	2024	2025
Lubricants	$542	$596
Bunkers	1,347	838
Total	$1,889	$1,434